Retirement Plans - Expected future benefit payments of US plan (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
2014	$ 1,254
2015	1,295
2016	1,370
2017	1,429
2018	1,502
2019 - 2023	11,347
US Plan
Defined Benefit Plan Disclosure [Line Items]
2014	825
2015	870
2016	945
2017	1,008
2018	1,078
2019 - 2023	8,519
Benefits equalization plan
Defined Benefit Plan Disclosure [Line Items]
2014	429
2015	425
2016	425
2017	421
2018	424
2019 - 2023	$ 2,828